Leases (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Apr. 20, 2023
IfrsStatementLineItems [Line Items]
Remaining lease terms	5 years
Interest rate	5.00%		12.00%
Modification of lease	$ 12,406	$ (89,042)
Additions to right of use assets	12,406	46,120
Gain on lease modification	32,309	42,922
Gain on lease modification hyperinflation	32,646	46,602
Short-term leases	$ 48,648	$ 48,356
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Interest rate	35.00%